Financial information by segment, Depreciation, amortization and impairment charges recognized (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Financial information by segment [Abstract]
Depreciation, amortization, and impairment charges	$ (188,876)	$ (194,073)
North America [Member]
Financial information by segment [Abstract]
Depreciation, amortization, and impairment charges	(45,285)	(95,981)
South America [Member]
Financial information by segment [Abstract]
Depreciation, amortization, and impairment charges	(28,190)	(29,666)
EMEA [Member]
Financial information by segment [Abstract]
Depreciation, amortization, and impairment charges	(115,401)	(70,426)
Renewable Energy [Member]
Financial information by segment [Abstract]
Depreciation, amortization, and impairment charges	(193,407)	(140,806)
Efficient Natural Gas & Heat [Member]
Financial information by segment [Abstract]
Depreciation, amortization, and impairment charges	19,113	(35,697)
Transmission Lines [Member]
Financial information by segment [Abstract]
Depreciation, amortization, and impairment charges	(15,565)	(16,961)
Water [Member]
Financial information by segment [Abstract]
Depreciation, amortization, and impairment charges	$ 983	$ (609)